Reverse Recapitalization	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Business Combination and Asset Acquisition [Abstract]
Reverse Recapitalization
4. Reverse recapitalization
On December 29, 2023, Adit, ADEX Merger Sub LLC, and GRIID Holdco consummated a merger (the “merger”) pursuant to the terms of that certain Agreement and Plan of Merger, dated as of November 29, 2021 (the “Initial Merger Agreement”), as amended by the first amendment to the Initial Merger Agreement, dated December 23, 2021 (the “First Amendment”) and the second amendment to the Initial Merger Agreement, dated October 17, 2022 (the “Second Amendment”) and the third amendment to the Initial Merger Agreement, dated February 8, 2023 (the “Third Amendment”, and the Initial Merger Agreement as amended by the First Amendment, the Second Amendment and the Third Amendment, the “Merger Agreement”). The merger was accounted for as a reverse merger and recapitalization and Adit was considered the acquired company for financial statement reporting purposes. GRIID Holdco was deemed the predecessor for financial reporting purposes and the Company was deemed the successor SEC registrant, meaning that GRIID Holdco’s financial statements for periods prior to the consummation of the merger are disclosed in the financial statements included within this report and will be disclosed in the Company’s future reporting periods. No goodwill or other intangible assets were recorded, in accordance with GAAP. At the closing date, GRIID received gross cash consideration of $21,877 as a result of the reverse recapitalization from Adit’s trust account, which was then reduced by the redemption of common stock of $19,338 as well as deferred underwriting fees and filing fees of $2,345.
At the time of the aforementioned merger, the existing GRIID Holdco’s Limited Liability Company equity holders exchanged their interests in GRIID for 58,500,000 shares of Adit common stock. After the merger, the holders of the IPO shares owns 216,298 shares and the Adit EdTech Sponsor LLC (“the Sponsor”) owned 6,900,000 shares.
Upon consummation of the merger, GRIID Holdco’s Limited Liability Company Agreement was amended to the Amended and Restated Limited Liability Company Agreement (the “Amended LLC Agreement”). As part of the Amended LLC Agreement, the Company became the sole member of GRIID Holdco. The governing documents were amended such that the business of GRIID Holdco and its wholly owned subsidiaries is managed solely by the Company. Additionally, the Company adopted the Second Amended and Restated Certificate of Incorporation of the Company and the Amended and Restated Bylaws of the Company which govern the Company’s business and affairs.
GRIID Holdco accounted for the net assets acquired from Adit as a recapitalization. In connection with the reverse recapitalization, GRIID incurred approximately $21,140 of equity issuance costs, of which $6,107 has been paid as of May 15, 2024, consisting of advisory, legal, share registration and other professional fees. $2,225 of these fees represent underwriter fees incurred by Adit prior to the reverse recapitalization related to their IPO. These fees were recorded in additional paid-in
capital as a reduction of proceeds.

4. Reverse recapitalization
On December 29, 2023, Adit, ADEX Merger Sub LLC, and GRIID Holdco consummated a merger (the “merger”) pursuant to the terms of that certain Agreement and Plan of Merger, dated as of November 29, 2021 (the “Initial Merger Agreement”), as amended by the first amendment to the Initial Merger Agreement, dated December 23, 2021 (the “First Amendment”) and the second amendment to the Initial Merger Agreement, dated October 17, 2022 (the “Second Amendment”) and the third amendment to the Initial Merger Agreement, dated February 8, 2023 (the “Third Amendment”, and the Initial Merger Agreement as amended by the First Amendment, the Second Amendment and the Third Amendment, the “Merger Agreement”). The merger was accounted for as a reverse merger and recapitalization and Adit was considered the acquired company for financial statement reporting purposes. GRIID Holdco was deemed the predecessor for financial reporting purposes and the Company was deemed the successor SEC registrant, meaning that GRIID Holdco’s financial statements for periods prior to the consummation of the merger are disclosed in the financial statements included within this report and will be disclosed in the Company’s future reporting periods. No goodwill or other intangible assets were recorded, in accordance with GAAP. At the closing date, GRIID received gross cash consideration of $21,877 as a result of the reverse recapitalization from Adit’s trust account, which was then reduced by the redemption of common stock of $19,338 as well as deferred underwriting fees and filing fees of $2,345.
At the time of the aforementioned merger, the existing GRIID Holdco’s Limited Liability Company equity holders exchanged their interests in GRIID for 58,500,000 shares of Adit common stock. After the merger, the holders of the IPO shares owns 216,298 shares and the Adit EdTech Sponsor LLC (“the Sponsor”) owned 6,900,000 shares.
Upon consummation of the merger, GRIID Holdco’s Limited Liability Company Agreement was amended to the Amended and Restated Limited Liability Company Agreement (the “Amended LLC Agreement”). As part of the Amended LLC Agreement, the Company became the sole member of GRIID Holdco. The governing documents were amended such that the business of GRIID Holdco and its wholly owned subsidiaries is managed solely by the Company. Additionally, the Company adopted the Second Amended and Restated Certificate of Incorporation of the Company and the Amended and Restated Bylaws of the Company which govern the Company’s business and affairs.

GRIID Holdco accounted for the net assets acquired from Adit as a recapitalization. In connection with the reverse recapitalization, GRIID incurred approximately $21,140 of equity issuance costs, of which $3,167 has been paid as of December 31, 2023, consisting of advisory, legal, share registration and other professional fees. $2,225 of these fees represent underwriter fees incurred by Adit prior to the reverse recapitalization related to their IPO. These fees were recorded in additional paid-in
capital as a reduction of proceeds.